Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

18.Income Taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2024	2023
Current income tax:
Current year expense(1)	1,132.0	648.8
Adjustments to prior years’ income taxes	(11.4)	(8.7)
	1,120.6	640.1
Deferred income tax:
Origination and reversal of temporary differences	291.3	193.4
Adjustments to prior years’ deferred income taxes	(36.3)	(20.1)
	255.0	173.3

Provision for income taxes	1,375.6	813.4

(1)Includes Pillar Two global minimum taxes of $93.7 in 2024 (2023 - nil), which primarily relate to income earned in Bermuda.

A significant portion of the company’s earnings before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings before income taxes by jurisdiction and the associated provision for (recovery of) income taxes for the years ended December 31 are summarized in the following table:

	2024					2023
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total
Earnings before income taxes	1,089.9	2,182.8	662.5	1,703.3	5,638.5	1,115.6	1,764.3	881.9	2,146.5	5,908.3
Provision for (recovery of) income taxes	499.9	454.0	81.2	340.5	1,375.6	234.9	362.2	(48.5)	264.8	813.4
Net earnings	590.0	1,728.8	581.3	1,362.8	4,262.9	880.7	1,402.1	930.4	1,881.7	5,094.9
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that Odyssey Group has operations outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions, and in 2024 also includes Gulf Insurance which is based in Kuwait and operates through its subsidiaries throughout the Middle East and North Africa region.

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2024	2023
Canadian statutory income tax rate	26.5%	26.5%
Provision for income taxes at the Canadian statutory income tax rate	1,494.2	1,565.7
Non-taxable investment income and losses	(88.2)	(182.3)
Tax rate differential on income and losses outside Canada	(140.0)	(473.2)
Change in unrecorded tax benefit of losses and temporary differences	87.3	(9.7)
Change in tax rate for deferred income taxes	49.1	(132.3)
Recovery relating to prior years	(47.7)	(28.8)
Foreign exchange effect	(23.3)	12.5
Other including permanent differences	44.2	61.5
Provision for income taxes	1,375.6	813.4

Non-taxable investment income of $88.2 in 2024 and $182.3 in 2023 were principally comprised of dividend income, non-taxable interest income and long term or exempt capital gains, and the 50% of net capital gains and losses which are not taxable or deductible in Canada.

The tax rate differential on income and losses outside Canada of $140.0 in 2024 principally related to income taxed at lower rates in the U.S. and Bermuda, partially offset by losses tax effected at lower rates in Mauritius and by Pillar Two global minimum taxes of $93.7. The tax rate differential on income outside Canada of $473.2 in 2023 principally related to income taxed at lower rates in the U.S., Mauritius and Bermuda.

The change in tax rate for deferred income taxes was an income tax provision of $49.1 in 2024, which primarily related to changes in capital gains tax rates in India. The change in tax rate for deferred income taxes was an income tax recovery of $132.3 in 2023, which primarily related to deferred income tax assets recognized as a result of new tax laws in Bermuda, including the introduction of a 15% corporate income tax effective January 1, 2025 and a transition adjustment resulting in an increase in the tax basis of net assets. As a result of the transition adjustment, a deferred income tax asset of $140.8 was recorded during 2023.

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2024	2023
Income taxes refundable	86.7	59.0
Income taxes payable	(432.3)	(306.9)
Net income taxes payable	(345.6)	(247.9)

Changes in net income taxes payable during the years ended December 31 were as follows:

	2024	2023
Balance - January 1	(247.9)	(293.9)
Amounts recorded in the consolidated statements of earnings	(1,120.6)	(640.1)
Payments made during the year	1,005.6	713.9
Acquisitions of subsidiaries (note 21)	(8.6)	(31.3)
Foreign exchange effect and other	25.9	3.5
Balance - December 31	(345.6)	(247.9)

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2024
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)
Amounts recorded in the consolidated statement of earnings	(59.8)	(183.7)	(119.0)	36.3	25.5	45.7	(255.0)
Amounts recorded in total equity	5.8	14.4	—	—	—	(27.8)	(7.6)
Acquisitions of subsidiaries (note 21)	10.7	0.1	(0.3)	(186.1)	(0.3)	(31.1)	(207.0)
Foreign exchange effect and other	(16.0)	13.5	0.5	15.3	0.2	16.3	29.8
Balance - December 31	254.1	(767.5)	(476.8)	(442.8)	59.0	(15.0)	(1,389.0)

	2023
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	226.8	(193.0)	(382.8)	(376.1)	75.4	(81.0)	(730.7)
Amounts recorded in the consolidated statement of earnings	57.2	(411.8)	41.1	116.6	(20.2)	43.8	(173.3)
Amounts recorded in total equity	15.0	(5.8)	—	—	—	5.8	15.0
Acquisitions of subsidiaries (note 21)	(0.3)	2.7	(4.1)	(46.2)	—	(13.0)	(60.9)
Foreign exchange effect and other	14.7	(3.9)	(12.2)	(2.6)	(21.6)	26.3	0.7
Balance - December 31	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)

Management expects that recognized deferred income tax assets will be realized in the normal course of operations. The most significant temporary differences included in the net deferred income tax liability at December 31, 2024 related to investments (primarily related to net unrealized investment gains at the holding company), insurance and reinsurance held contracts, and intangible assets, partially offset by deferred income tax assets related to operating and capital losses and tax credits. Insurance and reinsurance held contracts are recorded on a discounted basis in these consolidated financial statements but are calculated at different discount rates or on an undiscounted basis in certain jurisdictions for income tax, resulting in temporary differences. Deferred income tax liabilities on intangible assets primarily relate to intangible assets recognized on acquisitions (principally Brit, Recipe, and Meadow Foods) that are typically not deductible in the determination of income taxes payable. In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are typically only recognized for income tax purposes when realized (particularly in the U.S. and several other jurisdictions). The deferred income tax asset related to operating and capital losses arises primarily at Brit and Northbridge. Tax credits are primarily in the U.S. and principally relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred income tax liabilities include taxable and deductible temporary differences related to pensions, restricted interest and financing expenses, and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2024 deferred income tax assets of $965.7 (December 31, 2023 - $899.8), which relate principally to operating and capital losses, have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $2,016.5 (December 31, 2023 - $2,075.4), losses in Europe of $703.6 (December 31, 2023 - $624.6), losses in the U.S. of $375.6 (December 31, 2023 - $377.8), and losses at Allied World, Falcon, and Farmers Edge of $208.1 across various jurisdictions (December 31, 2023 - $341.6). The losses in Canada expire between 2029 and 2044. The losses and foreign tax credits in the U.S. primarily expire between 2025 and 2044. Substantially all of the losses in Europe do not have an expiry date. Allied World’s losses are primarily in the U.K. and Asia, with no expiry date, and in Switzerland which expire within seven years.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries, which at December 31, 2024 amounted to approximately $16.2 billion (December 31, 2023 - approximately $13.4 billion) and are not likely to be repatriated in the foreseeable future.

International Tax Reform - Pillar Two Model Rules

On May 23, 2023 the IASB issued amendments to IAS 12 Income Taxes to provide temporary relief from accounting and disclosure for deferred taxes arising from the implementation of Pillar Two model rules published by the Organisation for Economic Co-operation and Development (OECD). The Pillar Two model rules provide a general framework for the implementation of a 15% global minimum tax, which is to be applied on a jurisdiction-by-jurisdiction basis. The company retrospectively adopted this amendment during the second quarter of 2023 and has applied the exception to recognizing and disclosing information regarding Pillar Two deferred income tax assets and liabilities.

Certain aspects of the Pillar Two model rules were enacted into law in Canada on June 20, 2024. The rules are generally effective as of January 1, 2024, and are intended to ensure that multinational enterprises pay a minimum of 15% tax in each jurisdiction in which they operate. Certain other jurisdictions in which the company operates have enacted or substantively enacted Pillar Two legislation, certain aspects of which will generally be effective for the company for taxation years beginning on January 1, 2024. A number of jurisdictions are implementing, or considering the implementation of, new domestic tax regimes, or are planning to revise existing tax regimes, in response to the global Pillar Two tax initiative. In December 2023, Bermuda introduced a domestic corporate income tax of 15%, effective January 1, 2025. This is generally expected to result in an increase in the company’s liability for taxes in Bermuda and to reduce any Pillar Two top-up taxes payable by the company in respect of Bermuda.